Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

8.Commitments and contingencies

The Partnership is subject to various possible contingencies that arise primarily from interpretation of federal and state laws and regulations affecting the oil and natural gas industry. Such contingencies include differing interpretations as to the prices at which oil and natural gas sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues, and other matters. Although management believes that it has complied with the various laws and regulations, administrative rulings, and interpretations thereof, adjustments could be required as new interpretations and regulations are issued. In addition, environmental matters are subject to regulation by various federal and state agencies. The Partnership is currently not a party to any material pending legal proceedings that would give rise to potential loss contingencies.

As of September 30, 2022, the Partnership had incurred approximately $15,757 thousand in capital expenditures that were included in accounts payable, and the Partnership estimates that it is committed to an additional approximately $50,000 thousand in development capital expenditures not yet incurred for wells the Partnership elected to participate in.

9.Commitments and contingencies

The Partnership is subject to various possible contingencies that arise primarily from interpretation of federal and state laws and regulations affecting the oil and natural gas industry. Such contingencies include differing interpretations as to the prices at which oil and natural gas sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues and other matters. Although management believes that it has complied with the various laws and regulations, administrative rulings and interpretations thereof, adjustments could be required as new interpretations and regulations are issued. In addition, environmental matters are subject to regulation by various federal and state agencies. As of December 31, 2021 there were no significant outstanding commitments.

CIK 0001816261 Executive Network Partnering Corp
Commitments and Contingencies
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Performance Shares, private placement warrants and private placement shares underlying the Private Placement CAPS™ and the Private Placement CAPS™ that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock into which such securities may convert and that may be issued upon exercise of private placement warrants) are entitled to registration rights pursuant to a registration rights agreement, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Partnering Transaction. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Partnering Transaction Advisory Engagement Letter

In September 2020, the Company engaged Evercore Group L.L.C. as a capital markets advisor in connection with the Partnering Transaction to assist the Company with the potential Partnering Transaction. The Company agreed to pay Evercore Group L.L.C. for such services upon the consummation of the Partnering Transaction a cash fee in an amount equal to 2.25% of the gross proceeds of the Initial Public Offering (exclusive of any applicable finders’ fees which might become payable), which equates to approximately $9.3 million. Pursuant to the terms of the capital markets advisory agreement, no fee will be due if the Company does not complete a Partnering Transaction. On May 15, 2022, Evercore Group L.L.C agreed to waive their right to such fee and such agreement was terminated.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the pandemic could have a negative effect on the Company’s financial position, and the results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these unaudited condensed financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these unaudited condensed financial statements.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. Any share redemption or other share repurchase that occurs after December 31, 2022, in connection with a Partnering Transaction, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Partnering Transaction, extension vote or otherwise will depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Partnering Transaction, extension or otherwise, (ii) the structure of a Partnering Transaction, (iii) the nature and amount of any “PIPE” (Private Investment in Public Entity) or other equity issuances in connection with a Partnering Transaction (or otherwise issued not in connection with a Partnering Transaction but issued within the same taxable year of a Partnering Transaction) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Partnering Transaction and in the Company’s ability to complete a Partnering Transaction.

NOTE 5 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Performance Shares, Private Placement Warrants and private placement shares underlying Private Placement CAPSTM and Private Placement CAPSTM that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock into which such securities may convert and that may be issued upon exercise of Private Placement Warrants) are entitled to registration rights pursuant to a registration rights agreement, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Partnering Transaction. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Partnering Transaction Advisory Engagement Letter

In September 2020, the Company engaged Evercore as a capital markets advisor in connection with the Partnering Transaction, to assist the Company with the potential Partnering Transaction. The Company agreed to pay Evercore for such services upon the consummation of the Partnering Transaction a cash fee in an amount equal to 2.25% of the gross proceeds of the Initial Public Offering (exclusive of any applicable finders’ fees which might become payable), which equates to approximately $9.3 million. Pursuant to the terms of the capital markets advisory agreement, no fee will be due if the Company does not complete a Partnering Transaction.